Property, Plant and Equipment - Summary of Depreciation in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 687	$ 677	$ 680
Cost of goods sold and selling and administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	668	671	667
Cost of property, plant and equipment and inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 19	$ 6	$ 13